Commitments and Contingencies	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
8. Commitments and Contingencies
Leases
The Company leases certain office space in Charlottesville, Virginia (the “Charlottesville Lease”). The Charlottesville Lease expires on March 31, 2026.
Manufacturing Agreement with SpectronRx
On November 5, 2024, the Company entered into a manufacturing services agreement with SpectronRx for drug product development and manufacturing, which includes an initial commitment fee of $0.3 million. Under this agreement, the Company owns all rights to intellectual property related to the products developed, while SpectronRx retains rights to its own technology. SpectronRx is required to negotiate a commercial supply agreement upon six months’ written notice before the Company’s first commercial manufacturing needs. The agreement will remain in place for five years, automatically renewing for successive one-year
terms unless terminated with six months’ notice. During the nine months ended September 30, 2025 and year ended December 31, 2024, the Company did not recognize any expenses related to this agreement.
Other commitments and contingencies
The Company has entered into agreements with various research organizations for preclinical and clinical development studies, which have provisions for cancellation. Under the terms of these agreements, the vendors provide a variety of services including conducting research, recruiting and enrolling patients, monitoring studies and data analysis. Payments under these agreements typically include fees for services and reimbursement of expenses. The timing of payments due under these agreements is estimated based on study progress. As of September 30, 2025, the Company did no
t have any clinical research study obligations.
The Company has entered into service and subscription-based agreements, which are recorded in accounts payable and accrued expenses, with an offsetting amount included in deferred costs within other current assets.
Legal proceedings
From time to time, the Company is subject to legal proceedings and claims, whether asserted or unasserted, that arise in the ordinary course of business. Due to their nature, such legal proceedings involve inherent uncertainties including, but not limited to, court rulings, negotiations between affected parties and governmental actions. Management assesses the probability of loss for such contingencies and accrues a liability and/or discloses the relevant circumstances, as appropriate.

7. Commitments and Contingencies
Leases
At the inception of a contractual arrangement, the Company determines whether the contract contains a lease by assessing whether there is an identified asset and whether the contract conveys the right to control the use of the identified asset in exchange for consideration over a period of time. If both criteria are met, the Company calculates the associated lease liability and corresponding right-of-use
asset upon lease commencement using a discount rate based on the rate implicit in the lease or an incremental borrowing rate commensurate with the term of the lease. Lease renewable options are included in the estimation of lease term when it is reasonably certain that the Company will exercise such options.
The Company records lease liabilities within current liabilities or long-term liabilities based upon the length of time associated with the lease payments. The Company records its operating lease right-of-use
assets as long-term assets. Leases with an initial term of 12 months or less are not recorded on the balance sheets. Instead, the Company recognizes lease expense for these leases on a straight-line basis over the lease term in the statements of operations.
The Company leased laboratory, office and storage facilities in San Antonio, Texas, under operating lease agreements that expire in 2025. The Company also leased, through December 31, 2024, certain office space in Austin, Texas under a month-to-month
operating lease agreement and certain office space in Charlottesville, Virginia (the “Charlottesville Lease”). The Company’s existing operating lease agreements generally provide for periodic rent increases, and renewal and termination options. The Company’s lease agreements do not contain any material variable lease payments, residual value guarantees or material restrictive covenants.
The Charlottesville Lease has a term of 12 months and the Company has the ability to rene
w for three additional
one-year
periods. On March 31, 2023, Company believed that it was reasonably certain that the Charlottesville Lease will be renewed through March 31, 2026, and as a result, it remeasured the related lease liability
as of March 31, 2023 to be $
80,000
using the
then-in-effect
discount rate of
12.76
%. Effective July 1, 2023, the Company added additional office lease premises in Charlottesville, which was accounted for as a separate operating lease contract with a lease liability and corresponding right-of-use
asset of $
19,000
, at a discount rate of
13.47
%.
Certain leases require the Company to pay taxes, insurance, and maintenance. Payments for the transfer of goods or services such as common area maintenance and utilities represent non-lease
components. The Company elected the package of practical expedients and therefore does not separate non-lease
components from lease components.
The Company’s operating lease liabilities and corresponding
right-of-use
assets are included in the balance sheets. As of December 31, 2024, the weighted average discount rate used to measure operating lease liabilities and the operating leases remaining term were 11.6% and 0.9 years, respectively.
The table below summarizes the Company’s operating lease costs from its statements of operations, and cash payments from its statements of cash flows (in thousands).

	Year Ended December 31,
	2024	2023
Lease expense:
Operating lease expense	$145	$141

Total lease expense	$145	$141

Cash payment information:
Operating cash used for operating leases	$180	$141

Total cash paid for amounts included in the measurement of lease liabilities	$180	$141

Total rent expenses for each of the years ended December 31, 2024 and 2023 was $0.2 million, which includes leases in the table above, month-to-month
operating leases, and common area maintenance charges.
The Company’s future minimum annual lease payments under operating leases at December 31, 2024 are as follows (in thousands):

Operating Leases
2025	$69
2026	11

Total minimum lease payments	80

Less: amount representing interest	$(5)

Present value of obligations under leases	75

Less: current portion	44

Noncurrent lease obligations	$31

Manufacturing Agreement with SpectronRX
On November 5, 2024, the Company entered into a manufacturing services agreement with SpectronRx for drug product development and manufacturing, which includes an initial commitment fee of $0.3 million. Under this agreement, the Company will own all rights to intellectual property related to the products developed, while SpectronRx retains rights to its own technology.
SpectronRx is required to negotiate a commercial supply agreement upon six months’ written notice before the Company’s first commercial manufacturing needs. The agreement will remain in place for five years, automatically renewing for successive
one-year
terms unless terminated with six months’ notice. During the year ended December 31, 2024, the Company did not recognize any expenses related to this agreement.
Other Commitments and Contingencies
The Company has entered into agreements with various research organizations for pre-clinical
and clinical development studies, which have provisions for cancellation. Under the terms of these agreements, the vendors provide a variety of services including conducting research, recruiting and enrolling patients, monitoring studies and data analysis. Payments under these agreements typically include fees for services and reimbursement of expenses. The timing of payments due under these agreements is estimated based on current study progress. As of December 31, 2024, the Company did not
have any clinical research study obligations.
The Company has entered into service and subscription-based agreements, which are recorded in accounts payable and accrued expenses, with an offsetting amount included in deferred costs within other current assets (see Note 6).
Legal proceedings
The Company is subject to various claims and contingencies related to legal proceedings. Due to their nature, such legal proceedings involve inherent uncertainties including, but not limited to, court rulings, negotiations between affected parties and governmental actions. Management assesses the probability of loss for such contingencies and accrues a liability and/or discloses the relevant circumstances, as appropriate.